Related party transactions (Details) - Schedule of cost of revenues – related party - Zhongcang Warehouse Co., Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) - Schedule of cost of revenues – related party [Line Items]
Relationship	An 18% subsidiary of the VIE of the Company
Nature	Storage fees
Total	$ 730,006	$ 1,734,761